COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
(5)	COMMITMENTS AND CONTINGENCIES

In August 2021, the Company entered into a lease agreement (the “Waltham Lease”) for approximately 5,000 square feet of office space in Waltham, Massachusetts for the Company’s corporate headquarters. The Waltham Lease has a term of thirty-nine months (“Lease Term”), unless extended or earlier terminated. The Company had the option to extend the Waltham Lease for one additional period of three years. The Lease Term has an initial abatement period, and the initial base rent payable is approximately $18,000 per month following the abatement period. The initial base rent payable will increase by approximately 2% per year over the Lease Term. The Waltham Lease commencement date was September 1, 2021. In January 2024, the Company entered into the First Amendment to the Waltham Lease resulting in the lease expiring on December 31, 2025, and an increase of $1.00 per rentable square foot during the additional lease term. In obtaining this lease extension, the Company no longer has the option to extend the Waltham Lease for one additional period of three years.

In April 2022, the Company entered into a lease agreement (the “Foster City Lease”) for approximately 3,500 square feet of office space in Foster City, California. The Foster City Lease has a term of thirty-nine months, unless extended or earlier terminated. The Company has the option to extend the Foster City Lease for an additional period of one year. The base rent payable under the Foster City Lease is $22,600 per month and will be subject to annual increase of 3% on each anniversary. Following the Company’s Workforce Reduction Plan, the Company terminated all employees in the Foster City office and vacated the premises in September 2024. As a result, the Company impaired the related right-of-use asset of approximately $0.3 million, and recognized a loss on impairment in its general and administrative operating expenses during the three months ended September 30, 2024.

As of September 30, 2024, the future minimum annual lease payments under the operating leases were as follows (in thousands):

Total Minimum
Lease Payments
2024	$316
2025	242
Total operating lease payments	558
Less: Amount representing interest	(18)
Present value of net minimum lease payments	$540

As the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the lease commencement date. The components of operating leases as of September 30, 2024 and as of December 31, 2023 were as follows (in thousands except lease term and discount rate):

	September 30,	December 31,
	2024	2023
Operating lease liabilities:
Current	459	420
Non-current	81	255
Total lease liabilities	$540	$675
Weighted-average remaining lease term (in years)	1.1	1.5
Weighted-average incremental borrowing rate	6.4%	6.0%

Supplemental cash flow information related to cash paid for amounts included in the measurement of operating lease liabilities was as follows (in thousands):

	Nine months ended September 30,
	2024	2023
Cash paid included in operating cash flows	$380	$323

Rent expense was as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Operating lease	$115	$111	$343	$332
Short-term lease	—	—	165	—
Total rent expense	$115	$111	$508	$332

(5)	COMMITMENTS AND CONTINGENCIES

In August 2021, the Company entered into a lease agreement (the “Waltham Lease”) for approximately 5,000 square feet of office space in Waltham, Massachusetts for the Company’s corporate headquarters. The Waltham Lease has a term of thirty-nine months (“Lease Term”), unless extended or earlier terminated. The Company has the option to extend the Waltham Lease for one additional period of three years. The Lease Term had an initial abatement period, and the initial base rent payable is approximately $18,000 per month following the abatement period. The initial base rent payable will increase by approximately 2% per year over the Lease Term. The Waltham Lease commencement date was September 1, 2021. In January 2024, the Company entered into the First Amendment to the Waltham Lease resulting in the lease expiring on December 31, 2025, and an increase of $1.00 per rentable square foot during the additional lease term. In obtaining this lease extension, the Company no longer has the option to extend the Waltham Lease for one additional period of three years.

In April 2022, the Company entered into a lease agreement (the “Foster City Lease”) for approximately 3,500 square feet of office space in Foster City, California. The Foster City Lease has a term of thirty-nine months, unless extended or earlier terminated. The Company has the option to extend the Foster City Lease for on additional period of one year. The base rent payable under the Lease Term will be $22,600 per month and will be subject to annual increase of 3% on each anniversary.

As of December 31, 2023, the consolidated balance sheet includes an operating lease right-of-use asset of $0.6 million and operating lease liability of $0.7 million. The total operating lease expense was $0.4 million for both of the years ended December 31, 2023 and 2022.

As of December 31, 2023, the future minimum annual lease payments under the operating leases were as follows (in thousands):

Total Minimum
Lease Payments
2024	$466
2025	242
Total operating lease payments	708
Less: Amount representing interest	(33)
Present value of net minimum lease payments	$675

The components of operating leases for the years ended December 31, 2023 and December 31, 2022 were as follows (in thousands except lease term and discount rate):

	December 31,	December 31,
Operating lease liabilities:	2023	2022
Current	420	385
Non-current	255	705
Total lease liabilities	$675	$1,090
Weighted-average remaining lease term (in years)	1.5	2.4
Weighted-average incremental borrowing rate	6%	6%

Legal Proceedings

The Company may from time to time be party to litigation arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2023 and 2022, and no material legal proceedings are currently pending or, to the best of its knowledge, threatened.